Related Party Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Non-Cash Activity to Related Party

The following table summarizes the fees incurred on our behalf by, and expenses reimbursable to, our Manager and its affiliates, including our Sponsor, in accordance with the terms of the relevant agreements (amounts in thousands):

	Year Ended December 31,
	2022	2021
Amounts Included in our Consolidated Statements of Operations
Management fees	$2,583	$674
Costs incurred by our Manager and its affiliates (1)	2,349	1,618
Insurance	419	—
Director compensation	80	20
	$5,431	$2,312

Other capitalized costs
Development fee and reimbursements	$5,649	$1,994
Insurance (2)	1,631	—
Offering costs	—	513
Acquisition fee	—	38
	$7,280	$2,545

(1)	Includes wage, overhead and other reimbursements to our Manager and its affiliates, including our Sponsor, which are included in General and administrative expenses in our consolidated statements of operations.

(2)	During the year ended December 31, 2022, we incurred insurance premiums of $4.8 million pertaining to insurance policies with effective dates that commenced during the period, which are included in Other assets in our consolidated balance sheet. Of this amount, zero was unpaid as of December 31, 2022 and $1.6 million was amortized into Real estate under construction in our consolidated balance sheet.

Schedule of Due to Related Party

The following table summarizes amounts included in Due to affiliates in our consolidated balance sheets (amounts in thousands):

	December 31,
	2022	2021
Amounts Due to affiliates
Development fees	$4,256	$—
Management fees	661	634
Employee cost sharing and reimbursements (1)	866	852
Director compensation	20	20
Acquisition fee	—	38
	$5,803	$1,544

(1)	Includes wage, overhead and other reimbursements to the Manager and its affiliates, including our Sponsor.